Stock Based Compensation	12 Months Ended
Apr. 30, 2012
Stock Based Compensation
19.	Stock Based Compensation:

(a)	2011 Management Equity Plan (“2011 Plan”):

On December 30, 2011, 6922767 Holding (Cayman) Inc., the parent of the Company (“the Parent”), adopted an equity compensation plan that permits it to grant time and performance options, performance options and/or restricted share units to certain eligible employees, directors or consultants of the Parent and its affiliates. As of April 30, 2012, a maximum of 137.1 million of the outstanding Ordinary B shares may be granted under the 2011 Plan.

The time and performance options vest in four equal annual installments of 25% beginning one year from the date of grant. All of the unvested time and performance options will vest immediately in the event the Ordinary A shareholders receive distributions equal to their initial investment or on a change of control. The time and performance options cannot be exercised until the occurrence of either, (1) an initial public offering or subsequent public offering of the equity of the Company or (2) the merger, consolidation, sale of interests or sale of assets of the Company (collectively an “Exit Event”) which results in an exit value being equal to or in excess of the initial investment by the Ordinary A shareholders in the Parent.

The term of stock options issued under the 2011 Plan may not exceed the earlier of an Exit Event or ten years from the date of grant. Under the 2011 Plan, the time and performance options and the performance options are granted at an exercise price that is not to be less than 100% of the fair value of an Ordinary B share of 6922767 Holding (Cayman) Inc. on the date of grant.

The performance options vest and are exercisable in up to three equal tranches based on the satisfaction of specified performance conditions. The first third of the options will vest on the occurrence of an Exit Event which results in an exit value being equal to or in excess of the initial investment by the Ordinary A shareholders. The second third of the options will vest on the occurrence of an Exit Event which results in an exit value being equal to or in excess of two times the initial investment by the Ordinary A shareholders. The remaining options will vest on the occurrence of an Exit Event which results in an exit value being equal to or in excess of two and a half times the initial investment by the Ordinary A shareholders.

Restricted Share Units (“RSUs”) vest on the date of grant as they are fully paid up on the grant date. The eligible employee receives Ordinary B shares of the Parent equal to the number of RSUs in exchange for the RSUs on the earlier to occur of (1) the fifth anniversary of the date of grant; and (2) the date of a change of control. The holders of RSUs are entitled to receive cash dividend equivalents based on the cash dividends paid on the Ordinary B shares during the period the RSUs are outstanding.

(a)	2011 Management Equity Plan (“2011 Plan”) (continued):

The following table summarizes the time and performance stock option activity under the 2011 Plan:

	Number of options	Year ended April 30, 2012
		Weighted average exercise price	Weighted remaining contractual life

Outstanding, beginning of period	—	$—
Granted	36,144,451	0.65
Forfeited	—	—
Exchanged options	5,676,525	0.65

Outstanding, end of period	41,820,976	$0.65	9.6 years

Exercisable, end of period	—

The following table summarizes the performance stock option activity under the 2011 Plan:

	Number of options	Year ended April 30, 2012
		Weighted average exercise price	Weighted remaining contractual life

Outstanding, beginning of period	—	$—
Granted	74,267,700	0.65
Forfeited	—	—
Exchanged shares	170,000	0.65

Outstanding, end of period	74,437,700	$0.65	9.6 years

Exercisable, end of period	—

For accounting purposes, time and performance stock options are considered to have a market condition (based on the exit value) and a performance condition (based on an Exit Event). The effect of the market condition has been reflected in the grant date fair value of the award.

(a)	2011 Management Equity Plan (“2011 Plan”) (continued):

The fair value of the 2011 stock options was estimated using a Monte-Carlo simulation model. The key factors that will create value in these awards include the year of an Exit Event, the probability that an Exit Event will occur in a particular year, the risk free interest rate and the ultimate exit value of the Company, which is estimated using historical volatility and implied volatility data of ten peer companies’ stock price. The following table indicates ranges of estimates and assumptions used in the calculation:

Year of Exit Event		2012 - 2019
Probability of Exit Event	Base case	50% in years 2014 to 2017
	Accelerated exit	25% in years 2013 to 2016
	Delayed exit	25% in years 2015 and 2018
Risk free rate		0.03% - 2.01%
Expected dividends		nil
Historical volatility		43.59% - 51.88%

The weighted average grant date fair value of the time and performance stock options granted during 2012 was $0.23 per share. No compensation expense has been recognized in relation to the time and performance options during the year ended April 30, 2012 as the performance criteria has not been met and it is not probable that the criteria will be met in the future. If the performance condition related to the Exit Event had occurred on April 30, 2012, we would have recorded $10.4 million of stock compensation expense on that date related to the time and performance options.

The weighted average grant date fair value of the performance options granted during 2012 was $0.21 per option. No compensation expense has been recognized in relation to the performance options during the year ended April 30, 2012 as the performance criteria have not been met and there is not yet enough certainty that the criteria would be met in the future. If the Exit Event had occurred on April 30, 2012 and had realized: (1) an exit value being equal to or in excess of the initial investment by the Ordinary A shareholders the Company would have recorded $5.6 million of stock compensation expense; (2) an Exit Event which results in an exit value being equal to or in excess of two times the initial investment by the Ordinary A shareholders the Company would have recorded $10.8 million of stock compensation expense; (3) an exit value equal to or exceeding two and a half times the initial investment by the Ordinary A shareholders, the Company would have recorded $15.2 million of stock compensation expense on that date related to the performance options.

(b)	Share Incentive Plan (“2008 Plan”):

On September 16, 2008 the Company introduced a Share Incentive Plan (“the 2008 Plan”) under which options and Special Share Awards can be granted to eligible employees of the Company.

Under the 2008 Plan, options may be granted to employees to purchase Ordinary B shares of the Parent. Each option provides the right to purchase one Ordinary B share. Each option expires at the earlier of the tenth anniversary of the effective date of such options or the occurrence of a Exit Event as defined in the Plan.

Under the Plan, employees may also be granted the right to subscribe to Special A shares of the Parent Company at a specified subscription price. Each Special A share issued may be redeemed in cash or in kind in connection with a future Exit Event. Special A shares vest when two performance criteria have been met: an Exit Event occurs and the value of the exit equals or exceeds 2 times the original investment on September 16, 2008. Special A shares can only be redeemed six months and one day after vesting. The total number of Special A shares allotted for future issuance under the Plan is 10,000,000.

On December 30, 2011, certain employees exchanged 3,784,350 unvested options and 1,892,175 of the options that vested on September 16, 2011 under the 2008 Plan for the same number of time and performance options under the 2011 Plan. The same employees exchanged 170,000 Special A shares for the same number of performance options under the 2011 Plan.

The exchange of the options changed the exercise price from $1 to $0.6515, which resulted in an incremental cost of $0.4 million. No compensation expense has been recognized in relation to the incremental cost during the year ended April 30, 2012 as the performance criteria related to Exit Event has not been met and it is not probable that the criteria will be met in the future. As of April 30, 2012, $1.2 million remained to be recognized for the unvested 2008 options. The unrecognized compensation expense of $1.2 million will be recognized over the four-year vesting period as the options would have vested under the terms of the original options.

The following table summarizes the stock option activity under the 2008 Plan:

	April 30, 2012			April 30, 2011
	Number of options	Weighted average exercise price	Weighted remaining contractual life	Number of options	Weighted average exercise price	Weighted remaining contractual life

Outstanding, beginning of year	29,829,585	$1.00		38,956,549	$1.00
Granted	—	—		—	—
Forfeited	(1,780,871)	1.00		(9,126,964)	1.00
Exchanged options	(5,676,525)	1.00		—	—

Outstanding, end of year	22,372,189	$1.00	6.4 years	29,829,585	$1.00	7.4 years

Exercisable, end of year	20,702,623			19,533,926

There were no Special A shares granted during the year ended April 30, 2012 (2011 – nil), 36,000 Special A shares were forfeited (2011 – 172,000) and 170,000 Special A shares were exchanged for 170,000 performance options in the 2011 plan (2011 – nil). At April 30, 2012, there were 318,000 unvested Special A shares outstanding (2011 – 524,000).

(b)	Share Incentive Plan (“2008 Plan”) (continued):

No compensation expense has been recognized in relation to the Special A shares during the year ended April 30, 2012 (2011 – nil, 2010 – nil) as the two performance criteria have not been met and there is not yet enough certainty that the criteria would be met in the future. If the two performance criteria had been met on April 30, 2012, we would have recorded $2.4 million of stock compensation expense on that date related to the Special A shares.

During the year ended April 30, 2012, the Company recorded stock compensation expense of $0.8 million (2011 – $1.7 million, 2010 – $4.0 million) in the statement of operations.